Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
Significant information relating to the Company’s reportable segments is summarized in the table below:

For the year ended December 31, 2019
Segment/Country	Mine	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures
Silver Segment:
Mexico	Dolores	$248,744	$191,320	$104,701	$(47,277)	$47,722
	La Colorada	177,698	75,139	23,175	79,384	20,139
Peru	Huaron	117,118	76,962	13,638	26,518	8,013
	Morococha	101,549	73,396	15,482	12,671	10,703
Bolivia	San Vicente	76,968	57,805	9,449	9,714	4,938
Argentina	Manantial Espejo	63,289	63,432	5,854	(5,997)	23,909
Guatemala	Escobal	—	—	—	—	1,107
Total Silver Segment		785,366	538,054	172,299	75,013	116,531

Gold Segment:
Peru	Shahuindo	189,372	90,877	28,649	69,846	31,239
	La Arena	174,803	99,915	14,873	60,015	47,557
Canada	Timmins	201,218	139,172	36,302	25,744	10,346
Total Gold Segment		565,393	329,964	79,824	155,605	89,142

Other segment:
Canada	Pas Corp	—	—	488	(488)	125
Argentina	Navidad	—	—	—	—	9
Other	Other	—	—	842	(842)	—
Total		$1,350,759	$868,018	$253,453	$229,288	$205,807

For the year ended December 31, 2018
Segment/Country	Mine	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures
Silver Segment:
Mexico	Dolores	$236,835	$187,920	$83,620	$(34,705)	$59,480
	La Colorada	164,050	70,864	22,567	70,619	22,473
Peru	Huaron	114,739	75,382	12,867	26,490	14,551
	Morococha	117,517	68,066	15,476	33,975	10,370
Bolivia	San Vicente	60,503	43,405	6,200	10,898	6,949
Argentina	Manantial Espejo	90,851	90,672	6,084	(5,905)	29,881
Total Silver Segment		784,495	536,309	146,814	101,372	143,704

Other segment:
Canada	Pas Corp	—	—	145	(145)	440
Argentina	Navidad	—	—	—	—	39
Other	Other	—	—	330	(330)	165
Total		$784,495	$536,309	$147,289	$100,897	$144,348
A reconciliation of segment mine operating earnings to the Company’s earnings before income taxes per the Consolidated Income Statements is as follows:

	2019	2018
Mine operating earnings	229,288	100,897

General and administrative	$(31,752)	$(22,649)
Exploration and project development	$(11,684)	$(11,138)
Mine care and maintenance	$(23,662)	$—
Foreign exchange losses	$(5,003)	$(9,326)
Impairment charges (Note 13)	$(40,050)	$(27,789)
Gains on commodity and foreign currency contracts (Note 9)	$3,315	$4,930
Gains on sale of mineral properties, plant and equipment (Note 12)	$3,858	$7,973
Share of income from associate and dilution gain (Note 14)	$15,245	$13,679
Transaction and integration costs (Note 8)	$(7,515)	$(10,229)
Other expense (Note 27)	$(4,936)	$(3,659)
Earnings from operations	$127,104	$42,689

Loss on derivatives (Note 9)	$(14)	$(1,078)
Investment income (loss)	$84,704	$(284)
Interest and finance expense (Note 23)	$(29,282)	$(8,139)
Earnings before income taxes	182,512	33,188

At December 31, 2019
Segment/Country	Mine	Assets	Liabilities	Net assets
Silver Segment:
Mexico	Dolores	$763,301	$137,396	$625,905
	La Colorada	$223,416	$46,476	$176,940
Peru	Huaron	$110,642	$39,962	$70,680
	Morococha	$128,280	$36,754	$91,526
Bolivia	San Vicente	$76,418	$35,331	$41,087
Argentina	Manantial Espejo	$77,635	$27,455	$50,180
Guatemala	Escobal	$293,178	$19,340	$273,838
Total Silver Segment		1,672,870	342,714	1,330,156

Gold Segment:
Peru	Shahuindo	$600,096	$162,821	$437,275
	La Arena	$282,978	$90,472	$192,506
Canada	Timmins	$429,060	$50,171	$378,889
Total Gold Segment		1,312,134	303,464	1,008,670

Other segment:
Canada	Pas Corp	$229,814	$304,184	$(74,370)
Argentina	Navidad	$193,034	$—	$193,034
	Other	$53,830	$43,474	$10,356
Total		$3,461,682	$993,836	$2,467,846

At December 31, 2018
Segment/Country	Mine	Assets	Liabilities	Net assets
Silver Segment:
Mexico	Dolores	$791,485	$150,003	$641,482
	La Colorada	$230,736	$56,206	$174,530
Peru	Huaron	$119,015	$44,055	$74,960
	Morococha	$126,755	$40,183	$86,572
Bolivia	San Vicente	$83,686	$38,169	$45,517
Argentina	Manantial Espejo	$20,839	$24,994	$(4,155)
		1,372,516	353,610	1,018,906

Other segment:
Canada	Pas Corp	$247,792	$30,221	$217,571
Argentina	Navidad	$193,777	$1,546	$192,231
	Other	$123,391	$38,750	$84,641
		$1,937,476	$424,127	$1,513,349

Product Revenue	2019	2018
Refined silver and gold	894,202	348,717
Zinc concentrate	134,992	155,412
Lead concentrate	183,343	150,832
Copper concentrate	78,865	86,599
Silver concentrate	59,357	42,935
Total	1,350,759	784,495